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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21978

                          Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2007 through October 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Floating
Rate Fund
Annual Report | October 31, 2008


Ticker Symbols:
Class A FLARX
Class C FLCRX
Class Y FLYRX


[LOGO]PIONEER
      INVESTMENTS(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                         2

Portfolio Management Discussion                               4

Portfolio Summary                                             8

Prices and Distributions                                      9

Performance Update                                           10

Comparing Ongoing Fund Expenses                              13

Schedule of Investments                                      15

Financial Statements                                         27

Notes to Financial Statements                                34

Report of Independent Registered Public Accounting Firm      40

Approval of Investment Advisory Agreement                    43

Trustees, Officers and Service Providers                     46


                      Pioneer Floating Rate Fund | Annual Report | 10/31/08    1

Letter to Shareowners

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Floating Rate Fund | Annual Report | 10/31/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                      Pioneer Floating Rate Fund | Annual Report | 10/31/08    3

Portfolio Management Discussion | 10/31/08

Bank loan investments struggled under the impacts of the spreading credit crisis during the 12 months ended October 31, 2008. As investor demand for bank loans to corporations contracted, the prices for bank loans fell, especially in the final two months of the period. In the following interview, Portfolio Manager Jonathan Sharkey discusses the factors that affected the performance of Pioneer Floating Rate Fund during the 12 months ended October 31, 2008. Mr. Sharkey, a member of Pioneer's Fixed Income team, is responsible for the daily management of the Fund.

Q How did the Fund perform during the 12 months ended October 31, 2008?

A Pioneer Floating Rate Fund Class A shares returned -17.57% at net asset value during the 12 months ended October 31, 2008. By comparison, the Fund's older benchmark, the CSFB Leveraged Loan Index, returned -20.33%, while the Barclays Capital (formerly Lehman Brothers) High Yield Performing Index, which will be the Fund's new benchmark, returned -21.59% over the same period. During the same 12 months, the average return of the 75 mutual funds in Lipper's Loan Participation Category was -20.79%. On October 31, 2008, the 30-day SEC yield on the Fund's Class A shares was 5.87%.

Q What were the principal factors affecting the Fund's performance during the 12-month period?

A The 12 months were the worst period for bank loans since indices began tracking their performance. Loans were affected, as were other credit-sensitive investments, by the continuing fallout from the credit crisis that began in the subprime mortgage market back in the summer of 2007. Problems in the market only became more extreme in the final two months of the annual reporting period. In October 2008 alone, the Barclays Capital (formerly Lehman Brothers) High Yield Loans Performing Index returned -14.45%, as investors avoided any securities that entailed credit risk. The catalyst for the dramatic downturn in October was the bankruptcy filing by investment bank Lehman Brothers. The bankruptcy filing created ripple effects affecting many financial institutions, particularly hedge funds, which began selling their bank loans for liquidity purposes. Then, structured investment vehicles started to hit their minimum price targets, triggering additional selling by hedge funds and other investors. As a result of the dramatic price losses during the month of October, bank loans ended the fiscal year at their lowest prices in the recorded history of the market. Despite this, bank loans on a year-to-date basis through October 31 still had outperformed many other asset classes, such as high-yield bonds and stocks,


4    Pioneer Floating Rate Fund | Annual Report | 10/31/08
  although they did trail U.S. Treasuries, which outperformed virtually all other asset classes in a global flight-to-quality.

  While the Fund's performance was clearly very disappointing, the Fund did outperform its benchmarks and competitive peer group, primarily because of the higher-quality orientation of its portfolio. The average credit quality of the portfolio at October 31 was BB-.

  Among the Fund's BB investments was a larger concentration of BB+ securities, while loans rated B+ dominated the Fund's B holdings. The Fund owned no securities rated CCC and had fewer non-rated investments than the index weightings. In particular, the Fund had fewer covenant-light loans, which are bank loans that put relatively few restrictions on borrowers and offer relatively thin protection for investors. Our investments tended to be in loans that offered greater covenant protection during a 12-month period when covenant-light loans underperformed.

  During the fiscal year ended October 31, 2008, when opportunities presented themselves, we sought to add greater diversity of holdings to the Fund, increasing the number of different holdings from 65 at the beginning of the fiscal year on November 1, 2007, to 116 at October 31, 2008. This greater diversity of holdings gave the Fund additional protection in the event of poor performance by any single bank loan.

Q What types of investments had the greatest influence on Fund performance during the 12-month period?

A In a disappointing period for bank loans, the Fund's investments in loans to companies in the health care and utilities sectors tended to hold up well, as these traditionally defensive areas outperformed in a weakening economy.

  Our emphasis on quality also helped to protect the Fund in the face of rising default rates in the industry. During the 12 months ended October 31, the market default rate for bank loan investments rose from 0.25% to 3.5%. The Fund had two defaults during the period, including a loan to Land Source, which was a land development joint venture between homebuilder Lennar and the California Public Employees' Retirement System (CALPERS). The joint venture was hit hard by the real estate slump in California and filed for bankruptcy protection. We have retained the position in the Fund because we think there is an opportunity to recover some of the value of the investment. The other default was on loans to Washington Mutual, the giant thrift institution that ran into major difficulties in the mortgage crisis and eventually was taken over by JP Morgan Chase.

  Among other investments that detracted from results was a loan to American Airlines, which was backed by leases of older aircraft that were particularly affected by the rise in fuel prices. We sold that holding from the portfolio. Also detracting from the Fund's results were investments in loans to


                      Pioneer Floating Rate Fund | Annual Report | 10/31/08    5
  gambling-related institutions that performed poorly when gambling revenues declined due to the slowing economy.

Q What is your investment outlook?

A Our overall view as we look ahead is one of caution, because of the many uncertainties in the market.

  On a fundamental basis, we believe bank loans are trading at extraordinarily cheap levels and offer the opportunity for some price appreciation when the market begins to stabilize and eventually recover. We believe that even if market default rates were to increase from their present levels, bank loans at present prices offer considerable potential value. The market still may face some short-term volatility. With loan prices at unprecedented lows, the overall loan market is trading at intrinsic value (this means that the entire loan market is being priced by investors at levels that reflect historical recovery rates in bankruptcy). With loan prices at historically deep discounts, any payments by borrowers should allow investors to reap capital appreciation, and the payment proceeds would then need to be reinvested by fund managers. We believe that should boost both demand and prices, given the limited supply of new loan issues in today's market.

Please refer to the Schedule of Investments on pages 15-26 for a full listing of Fund securities.

Investments in high yield or lower-rated securities are subject to greater-than-average risk. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. The floating rate feature of the Fund's Senior Floating Rate Loans means that these investments will not experience capital appreciation in a declining interest rate environment. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations or may be difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Although Pioneer normally will seek to avoid receiving non-publicly available information about the issuer of a loan, this decision not to receive the information may place it at a disadvantage, relative to other loan investors, in assessing the loan. The Fund is not diversified, which means that it can invest a higher percentage of its assets in the securities of any one issuer than a diversified fund. Being


6    Pioneer Floating Rate Fund | Annual Report | 10/31/08
non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer. Some of the floating rate loans and other investments in which the Fund may invest will be considered to be illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so, and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value, and investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. Investing in foreign and/or emerging securities involves risks relating to interest rates, currency exchange rates, economic and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                      Pioneer Floating Rate Fund | Annual Report | 10/31/08    7

Portfolio Summary | 10/31/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE FOLLOWING IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]


Senior Floating Rate Loan Interests                       92.9%
U.S. Corporate Bonds                                       6.1%
Collateralized Mortgage Obligation                         0.7%
U.S. Preferred Stock                                       0.3%


Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)


[THE FOLLOWING IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]


Commercial Paper                                           1.8%
A                                                          1.1%
BBB                                                        4.4%
BB                                                        67.9%
B & Lower                                                 24.8%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*


 1.   Mach Gen LLC, Term B Loan, 4.81%, 2/22/14                              2.98%
 2.   Georgia-Pacific LLC, Add-on Term Loan B, 5.365%, 12/20/12              2.84
 3.   Custom Building Products, Inc., Second Lien Term Loan, 8.0%, 4/20/12   2.52
 4.   Hanesbrands, Inc., Term B Loan, 5.173%, 9/5/13                         2.32
 5.   Sally Holdings LLC, Term B Loan, 5.196%, 11/16/13                      2.22
 6.   BE Aerospace, Inc., Tranche B Term Loan, 6.071%, 7/28/14               1.74
 7.   Baldor Electric Co., Term Loan, 5.059%, 1/31/14                        1.62
 8.   Collect Acquisition Corp., Term B Advance Loan, 7.415%, 5/15/13        1.52
 9.   Psychiatric Solutions, Inc., Term Loan, 4.796%, 7/2/12                 1.46
10.   Mastec, Inc., 7.625%, 2/1/17                                           1.44

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Floating Rate Fund | Annual Report | 10/31/08

Prices and Distributions | 10/31/08

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class         10/31/08         10/31/07
---------------------------------------------
       A            $5.64            $7.29
---------------------------------------------
       C            $5.63            $7.29
---------------------------------------------
       Y            $5.64            $7.29
---------------------------------------------

Distributions per Share: 11/1/07-10/31/08
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
                  Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
-----------------------------------------------------------------------
       A            $ 0.4293               $ --             $ --
-----------------------------------------------------------------------
       C            $ 0.3670               $ --             $ --
-----------------------------------------------------------------------
       Y            $ 0.4319               $ --             $ --
-----------------------------------------------------------------------


                      Pioneer Floating Rate Fund | Annual Report | 10/31/08    9

Performance Update | 10/31/08                          Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund at public offering price, compared to that of the Barclays Capital High Yield Bank Loan Performing Index.



Cumulative Total Returns
(As of October 31, 2008)
------------------------------------------------------------------
                                      Net Asset   Public Offering
Period                                Value       Price (POP)
------------------------------------------------------------------
 Life-of-Class
 (2/14/07)                               -10.05%        -12.42%
 1 Year                                  -17.57         -21.24
------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated March 1, 2008)
------------------------------------------------------------------
                                         Gross          Net
------------------------------------------------------------------
                                         1.58%          1.10%
------------------------------------------------------------------


[THE FOLLOWING IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

------------------------------------------------------------
             Pioneer Floating   Barclays Capital High Yield
Date             Rate Fund      Bank Loan Performing Index
------------------------------------------------------------
 2/28/2007         $9,550                $10,000
------------------------------------------------------------
10/31/2007         $9,670                $10,100
-----------------------------------------------------------
10/31/2008         $7,972                 $8,555
------------------------------------------------------------


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.5% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/12 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital High Yield Bank Loan Performing Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Floating Rate Fund | Annual Report | 10/31/08

Performance Update | 10/31/08                          Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund, compared to that of the Barclays Capital High Yield Bank Loan Performing Index.


Cumulative Total Returns
(As of October 31, 2008)
-------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
-------------------------------------------------------------------
 Life-of-Class
 (2/14/07)                              -10.89%        -10.89%
 1 Year                                 -18.46         -18.46
-------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated March 1, 2008)
                                           Gross           Net
-------------------------------------------------------------------
                                           2.32%           2.00%
-------------------------------------------------------------------


[THE FOLLOWING IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

------------------------------------------------------------
             Pioneer Floating   Barclays Capital High Yield
Date             Rate Fund      Bank Loan Performing Index
------------------------------------------------------------
 2/28/2007         $10,000               $10,000
------------------------------------------------------------
10/31/2007         $10,070               $10,100
------------------------------------------------------------
10/31/2008          $8,211                 $8,555
------------------------------------------------------------


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of the 1% CDSC. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/01/10 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital High Yield Bank Loan Performing Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    11

Performance Update | 10/31/08                          Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund, compared to that of the Barclays Capital High Yield Bank Loan Performing Index.


Cumulative Total Returns
(As of October 31, 2008)
-------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
-------------------------------------------------------------------
 Life-of-Class
 (2/14/07)                              -10.02%        -10.02%
 1 Year                                 -17.53         -17.53
-------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated March 1, 2008)
-------------------------------------------------------------------
                                           Gross           Net
-------------------------------------------------------------------
                                           1.32%           1.32%
-------------------------------------------------------------------

[THE FOLLOWING IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

------------------------------------------------------------
             Pioneer Floating   Barclays Capital High Yield
Date             Rate Fund      Bank Loan Performing Index
------------------------------------------------------------
------------------------------------------------------------
 2/28/2007         $10,000               $10,000
------------------------------------------------------------
10/31/2007         $10,124               $10,100
------------------------------------------------------------
10/31/2008          $8,349                $8,555
------------------------------------------------------------


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital High Yield Bank Loan Performing Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


12    Pioneer Floating Rate Fund | Annual Report | 10/31/08

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund

Based on actual returns from May 1, 2008 through October 31, 2008.


--------------------------------------------------------------------------------
 Share Class                            A               C               Y
--------------------------------------------------------------------------------
 Beginning Account Value            $1,000.00       $1,000.00       $1,000.00
 on 5/1/08
--------------------------------------------------------------------------------
 Ending Account Value               $  864.04       $  841.92       $  846.19
 on 10/31/08
--------------------------------------------------------------------------------
 Expenses Paid During Period*       $    5.10       $    9.26       $    5.01
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00% and 1.08%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2008 through October 31, 2008.


--------------------------------------------------------------------------------
 Share Class                            A               C               Y
--------------------------------------------------------------------------------
 Beginning Account Value            $1,000.00       $1,000.00       $1,000.00
 on 5/1/08
-----------------------------------------------------------------------------
 Ending Account Value               $1,019.61       $1,015.08       $1,019.71
 on 10/31/08
-----------------------------------------------------------------------------
 Expenses Paid During Period*       $    5.58       $   10.13       $    5.48
-----------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00% and 1.08%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


14    Pioneer Floating Rate Fund | Annual Report | 10/31/08

Schedule of Investments | 10/31/08


-----------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                                Value
-----------------------------------------------------------------------------------------------------
                                            COLLATERALIZED MORTGAGE
                                            OBLIGATIONS -- 0.7%
                                            BANKS -- 0.7%
                                            Thrifts & Mortgage Finance -- 0.7%
 $    250,000                    NR/Ba1     SBA CMBS Trust, 6.709%, 11/15/36 (c)          $   198,160
                                                                                          -----------
                                            Total Banks                                   $   198,160
-----------------------------------------------------------------------------------------------------
                                            TOTAL COLLATERALIZED MORTGAGE
                                            OBLIGATIONS
                                            (Cost $225,131)                               $   198,160
-----------------------------------------------------------------------------------------------------
                                            CORPORATE BONDS -- 6.0%
                                            ENERGY -- 2.7%
                                            Oil & Gas Equipment & Services -- 1.3%
      500,000       5.780         NR/NR     Sevan Marine ASA, Floating Rate Note,
                                            5/14/13 (144A)                                $   385,000
-----------------------------------------------------------------------------------------------------
                                            Oil & Gas Exploration & Production -- 1.4%
      500,000      7.5075         B/B3      Sandridge Energy, Inc.,
                                            Floating Rate Note, 4/1/14                    $   399,470
                                                                                          -----------
                                            Total Energy                                  $   784,470
-----------------------------------------------------------------------------------------------------
                                            MATERIALS -- 0.3%
                                            Diversified Metals & Mining -- 0.3%
      100,000       5.880       BBB-/Ba2    Freeport-McMoran Copper & Gold, Inc.,
                                            Floating Rate Note, 4/1/15                    $    77,967
                                                                                          -----------
                                            Total Materials                               $    77,967
-----------------------------------------------------------------------------------------------------
                                            CAPITAL GOODS -- 1.7%
                                            Aerospace & Defense -- 0.3%
      100,000                     B-/B3     Aeroflex, Inc., 11.75%, 2/15/15 (144A)        $    70,000
-----------------------------------------------------------------------------------------------------
                                            Construction & Engineering -- 1.4%
      500,000                     B+/B1     Mastec, Inc., 7.625%, 2/1/17                  $   400,000
                                                                                          -----------
                                            Total Capital Goods                           $   470,000
-----------------------------------------------------------------------------------------------------
                                            TRANSPORTATION -- 0.1%
                                            Airlines -- 0.1%
       22,680                    B-/Ba3     Continental Airlines, Inc., 7.461%,
                                            4/1/13                                        $    18,130
                                                                                          -----------
                                            Total Transportation                          $    18,130
-----------------------------------------------------------------------------------------------------
                                            HEALTH CARE EQUIPMENT & SERVICES -- 0.1%
                                            Health Care Equipment -- 0.1%
       50,000       6.300         B+/B3     Universal Hospital Services, Inc., Floating
                                            Rate Note, 6/1/15                             $    34,000
                                                                                          -----------
                                            Total Health Care Equipment & Services        $    34,000
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    15

-------------------------------------------------------------------------------------------------------
                  Floating     S&P/Moody's
Principal         Rate (b)     Ratings
Amount            (unaudited)  (unaudited)                                                  Value
-------------------------------------------------------------------------------------------------------
                                             DIVERSIFIED FINANCIALS -- 0.3%
                                             Specialized Finance -- 0.3%
 $    150,000                    A-/Baa1     International Lease, 6.625%, 11/15/13          $    97,397
                                                                                            -----------
                                             Total Diversified Financials                   $    97,397
-------------------------------------------------------------------------------------------------------
                                             INSURANCE -- 0.8%
                                             Property & Casualty Insurance -- 0.8%
      250,000        7.190       BB+/NR      Blue Finance, Ltd., Floating Rate Note,
                                             4/10/12                                        $   223,200
                                                                                            -----------
                                             Total Insurance                                $   223,200
-------------------------------------------------------------------------------------------------------
                                             TOTAL CORPORATE BONDS
                                             (Cost $2,147,952)                              $ 1,705,164
-------------------------------------------------------------------------------------------------------
                                             SENIOR FLOATING RATE LOAN
                                              INTERESTS -- 89.9%**
                                             ENERGY -- 3.3%
                                             Integrated Oil & Gas -- 0.7%
      240,000        8.000       B+/Ba2      Hudson Products Holdings, Inc.,
                                             Term Loan, 8/24/15                             $   207,600
-------------------------------------------------------------------------------------------------------
                                             Oil & Gas Equipment & Services -- 0.7%
      222,188        9.012        B/B2       Express Energy Services, Term Loan B,
                                             7/2/13                                         $   185,526
-------------------------------------------------------------------------------------------------------
                                             Oil & Gas Exploration & Production -- 1.9%
      490,053        6.645        B+/B2      Calpine Corp., First Priority Term Loan,
                                             3/29/09                                        $   394,318
      200,000        6.813       B/Caa1      Venoco, Inc., Second Lien Term Loan,
                                             5/8/14                                             152,000
                                                                                            -----------
                                                                                            $   546,318
                                                                                            -----------
                                             Total Energy                                   $   939,444
-------------------------------------------------------------------------------------------------------
                                             MATERIALS -- 8.0%
                                             Aluminum -- 0.6%
      170,579        5.770       BB/Ba2      Novelis Corp., U.S. Term Loan, 7/7/14          $   121,794
       77,536        5.770       BB/Ba2      Novelis, Inc., Canadian Term Loan,
                                             7/7/14                                              55,361
                                                                                            -----------
                                                                                            $   177,155
-------------------------------------------------------------------------------------------------------
                                             Diversified Chemical -- 1.0%
      250,000        4.969       BB-/Ba1     Huntsman International LLC, New Term B
                                             Loan, 4/19/14                                  $   217,411
       71,331        6.450       B+/Ba3      Ineos U.S. Finance LLC, Term C2 Facility
                                             Loan, 12/15/14                                      39,054
       71,339        5.950       B+/Ba3      Ineos U.S. Finance LLC, Term B2 Facility
                                             Loan, 12/16/13                                      39,712
                                                                                            -----------
                                                                                            $   296,177
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16    Pioneer Floating Rate Fund | Annual Report | 10/31/08

----------------------------------------------------------------------------------------------------
                  Floating     S&P/Moody's
Principal         Rate (b)     Ratings
Amount            (unaudited)  (unaudited)                                               Value
----------------------------------------------------------------------------------------------------
                                             Paper Packaging -- 1.4%
 $    198,489        5.744        B+/B2      Graham Packaging Co., New Term Loan,
                                             10/7/11                                     $   162,562
      295,636        6.856       BB/Ba2      Graphic Packaging International, Inc.,
                                             Incremental Term Loan, 5/16/14                  251,844
                                                                                         -----------
                                                                                         $   414,406
----------------------------------------------------------------------------------------------------
                                             Paper Products -- 2.8%
      944,759        5.365       BB+/Ba2     Georgia-Pacific LLC, Add-on Term Loan B,
                                             12/20/12                                    $   787,037
----------------------------------------------------------------------------------------------------
                                             Steel -- 2.2%
      353,411        6.000       BB-/B3      Algoma Steel, Inc., Term Loan, 6/20/14      $   286,263
      493,750        8.776        B/B3       Niagara Corp., Term Loan, 6/29/14               340,688
                                                                                         -----------
                                                                                         $   626,951
                                                                                         -----------
                                             Total Materials                             $ 2,301,726
----------------------------------------------------------------------------------------------------
                                             CAPITAL GOODS -- 10.3%
                                             Aerospace & Defense -- 3.5%
      222,410        6.063       B+/Ba3      Aeroflex, Inc., Tranche B-1 Term Loan,
                                             8/15/14                                     $   177,928
      523,688        6.071      BBB-/Ba1     BE Aerospace, Inc., Tranche B Term Loan,
                                             7/28/14                                         481,793
      108,177        7.366       BB-/NR      DAE Aviation Holdings, Inc., Tranche B-1
                                             Term Loan, 7/31/14                               80,592
      198,985        6.500       BB-/Ba3     Spirit Aerosystems, Inc., Term B Loan,
                                             9/30/13                                         169,635
      106,910        7.170       BB-/NR      Standard Aero, Ltd., Tranche B-2 Loan,
                                             7/31/14                                          79,648
                                                                                         -----------
                                                                                         $   989,596
----------------------------------------------------------------------------------------------------
                                             Construction & Engineering -- 3.0%
    1,000,000        8.000       BB-/B1      Custom Building Products, Inc., Second
                                             Lien Term Loan, 4/20/12                     $   700,000
      198,887        5.726       BB+/Ba1     URS Corp., Tranche B Term Loan, 5/1/13          171,043
                                                                                         -----------
                                                                                         $   871,043
----------------------------------------------------------------------------------------------------
                                             Construction, Farm Machinery &
                                             Heavy Trucks -- 2.1%
      250,000        7.313       BB-/Ba3     Accuride Corp., Term Advance Loan,
                                             1/31/12                                     $   189,375
      350,000        0.000      BBB-/Ba2     Manitowoc Co., Inc., Term B Loan,
                                             8/21/14                                         276,674
      224,821        7.699        BB/NR      Rental Service Corp., Second Lien Initial
                                             Loan, 11/21/13                                  138,827
                                                                                         -----------
                                                                                         $   604,876
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    17

-----------------------------------------------------------------------------------------------------
                   Floating     S&P/Moody's
Principal          Rate (b)     Ratings
Amount             (unaudited)  (unaudited)                                               Value
-----------------------------------------------------------------------------------------------------
                                             Industrial Conglomerates -- 0.7%
 $    250,000        0.000       BB-/Ba2     Kansas City Southern Railway Co., Term B
                                             Advance, 4/28/13                             $   216,250
-----------------------------------------------------------------------------------------------------
                                             Industrial Machinery -- 0.7%
      248,741        5.223       BB+/Ba3     Mueller Water Products, Inc., Term Loan B,
                                             5/24/14                                      $   191,530
-----------------------------------------------------------------------------------------------------
                                             Trading Companies & Distributors -- 0.3%
      100,000        0.000       BB+/Ba2     Interline Brands, Inc., Initial Term Loan,
                                             6/23/13                                      $    77,000
                                                                                          -----------
                                             Total Capital Goods                          $ 2,950,295
-----------------------------------------------------------------------------------------------------
                                             COMMERCIAL SERVICES & SUPPLIES -- 3.1%
                                             Commercial Printing -- 1.1%
       13,587        4.954       BB-/BA3     Cenveo Corp., Delayed Draw Loan,
                                             6/21/13                                      $    10,258
      407,736        4.954       BB-/BA3     Cenveo Corp., Term C Facility Loan,
                                             6/21/13                                          307,840
                                                                                          -----------
                                                                                          $   318,098
-----------------------------------------------------------------------------------------------------
                                             Diversified Commercial Services -- 1.3%
      200,000        7.750       BB-/Ba3     Allied Security Holdings LLC, Term Loan,
                                             2/27/15                                      $   178,500
      246,875        5.750       BB+/B1      Asset Acceptance Capital, Tranche B Term
                                             Loan, 6/5/13                                     188,859
                                                                                          -----------
                                                                                          $   367,359
-----------------------------------------------------------------------------------------------------
                                             Environmental & Facilities Services -- 0.7%
      246,875        4.812       BB-/B2      Synagro Technologies, Inc., Term Loan,
                                             4/2/14                                       $   191,328
                                                                                          -----------
                                             Total Commercial Services & Supplies         $   876,785
-----------------------------------------------------------------------------------------------------
                                             TRANSPORTATION -- 1.1%
                                             Air Freight & Couriers -- 1.1%
      123,148        6.762        B/Ba2      Ceva Group Plc, Additional Pre-Term Loan,
                                             11/4/13                                      $    79,431
      370,887        6.171       NR/Ba2      Ceva Group Plc, U.S. Term Loan, 11/4/13          239,222
                                                                                          -----------
                                                                                          $   318,653
                                                                                          -----------
                                             Total Transportation                         $   318,653
-----------------------------------------------------------------------------------------------------
                                             AUTOMOBILES & COMPONENTS -- 1.7%
                                             Auto Parts & Equipment -- 1.3%
      293,629        5.945       BB-/B1      Allison Transmission, Inc., Term Loan,
                                             8/7/14                                       $   201,661
      249,243        5.748       BB-/B1      Lear Corp., First Lien Term Loan, 6/6/12         162,008
                                                                                          -----------
                                                                                          $   363,669
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Floating Rate Fund | Annual Report | 10/31/08

-----------------------------------------------------------------------------------------------------
                   Floating     S&P/Moody's
Principal          Rate (b)     Ratings
Amount             (unaudited)  (unaudited)                                               Value
-----------------------------------------------------------------------------------------------------
                                             Tires & Rubber -- 0.4%
 $    175,000        4.780       BB/Ba1      Goodyear Tire & Rubber Co., Second Term
                                             Loan, 4/30/14                                $   124,542
                                                                                          -----------
                                             Total Automobiles & Components               $   488,211
-----------------------------------------------------------------------------------------------------
                                             CONSUMER DURABLES & APPAREL -- 3.6%
                                             Apparel, Accessories & Luxury Goods -- 2.3%
      752,989        5.173        BB/B1      Hanesbrands, Inc., Term B Loan, 9/5/13       $   643,491
-----------------------------------------------------------------------------------------------------
                                             Homebuilding -- 0.6%
      452,604        8.500        B+/B2      LandSource Communities Development
                                             LLC, Roll Up Facility Loan, 5/31/09          $   156,148
      500,000        0.000        B+/B2      LandSource Communities Development
                                             LLC, Facility Loan, 2/22/14 (d)                   15,000
                                                                                          -----------
                                                                                          $   171,148
-----------------------------------------------------------------------------------------------------
                                             Housewares & Specialties -- 0.7%
      246,875        6.262       BB-/Ba3     Jarden Corp., Term Loan B3, 1/24/12          $   206,604
                                                                                          -----------
                                             Total Consumer Durables & Apparel            $ 1,021,243
-----------------------------------------------------------------------------------------------------
                                             CONSUMER SERVICES -- 1.8%
                                             Casinos & Gaming -- 1.4%
      333,333        6.065        NR/NR      Fontainebleau Las Vegas, Initial Term
                                             Loan, 5/17/14                                $   145,000
      413,542        6.553       BB-/NR      Gateway Casinos & Entertainment, Inc.,
                                             Term Advance Loan, 7/16/14                       206,771
       83,333        6.553       BB-/Ba3     Gateway Casinos & Entertainment, Inc.,
                                             Delayed Draw Loan, 7/16/14                        41,667
                                                                                          -----------
                                                                                          $   393,438
-----------------------------------------------------------------------------------------------------
                                             Education Services -- 0.4%
      159,600        7.500       BB-/Ba3     Bright Horizon Family, Tranche B Term
                                             Loan, 5/21/15                                $   127,148
                                                                                          -----------
                                             Total Consumer Services                      $   520,586
-----------------------------------------------------------------------------------------------------
                                             MEDIA -- 8.8%
                                             Broadcasting -- 1.5%
      300,000        5.930       BB-/B1      Insight Media Holdings, Inc., B Term Loan,
                                             4/7/14                                       $   237,500
      325,000        5.091       B-/Baa2     Univision Communications, Inc., Initial
                                             Term Loan, 9/29/14                               176,638
                                                                                          -----------
                                                                                          $   414,138
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    19

-----------------------------------------------------------------------------------------------------
                    Floating    S&P/Moody's
Principal           Rate (b)    Ratings
Amount              (unaudited) (unaudited)                                              Value
                                             Cable & Satellite -- 3.4%
 $    496,250        5.480        B+/B1      Charter Communications, Inc.,
                                             Replacement Loan, 3/5/14                    $   373,661
      493,750        6.400        B/B3       Knology, Inc., Term Loan, 4/30/12               357,969
      299,250        6.500       BB-/Ba3     MCC Iowa LLC, Tranche E Term Loan,
                                             1/3/16                                          247,380
                                                                                         -----------
                                                                                         $   979,010
-----------------------------------------------------------------------------------------------------
                                             Movies & Entertainment -- 2.3%
      298,465        5.009       BB-/Ba1     AMC Entertainment, Inc., Term Loan,
                                             1/26/13                                     $   228,886
      150,000        7.750       BB-/B2      FoxCo Acquisition Sub, LLC, Term Loan,
                                             7/14/14                                         118,500
      485,750        5.770        B/B1       LodgeNet Entertainment Corp., Closing
                                             Date Loan, 4/4/14                               313,309
                                                                                         -----------
                                                                                         $   660,695
-----------------------------------------------------------------------------------------------------
                                             Publishing -- 1.6%
      300,000        8.053       BB/Ba2      Getty Images, Inc., Initial Term Loan,
                                             7/2/14                                      $   273,150
      277,920        6.763       BB/Ba1      RH Donnelley, Inc., Tranche D-1 Term
                                             Loan, 6/30/11                                   186,207
                                                                                         -----------
                                                                                         $   459,357
                                                                                         -----------
                                             Total Media                                 $ 2,513,200
-----------------------------------------------------------------------------------------------------
                                             RETAILING -- 2.6%
                                             Internet Retail -- 0.5%
      166,000        6.640      BBB-/Ba1     Ticketmaster Corp., Term B Loan, 7/22/14    $   137,780
-----------------------------------------------------------------------------------------------------
                                             Specialty Stores -- 2.1%
      783,322        5.196       BB-/B2      Sally Holdings LLC, Term B Loan,
                                             11/16/13                                    $   614,628
                                                                                         -----------
                                             Total Retailing                             $   752,408
-----------------------------------------------------------------------------------------------------
                                             FOOD & DRUG RETAILING -- 0.3%
                                             Drug Retail -- 0.3%
      100,000        6.000       BB-/Ba3     Rite Aid Corp., Tranche 3 Term Loan,
                                             6/4/14                                      $    79,000
                                                                                         -----------
                                             Total Food & Drug Retailing                 $    79,000
-----------------------------------------------------------------------------------------------------
                                             FOOD, BEVERAGE & TOBACCO -- 1.3%
                                             Packaged Foods & Meats -- 1.3%
      297,733        4.620       BB+/B1      Dean Foods Co., Tranche B Term Loan,
                                             4/2/14                                      $   224,323
      150,000        7.750      BBB/Baa3     Wm. Wrigley Jr. Co., Tranche B Term Loan,
                                             7/25/14                                         142,538
                                                                                         -----------
                                                                                         $   366,861
                                                                                         -----------
                                             Total Food, Beverage & Tobacco              $   366,861
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Floating Rate Fund | Annual Report | 10/31/08

--------------------------------------------------------------------------------------------------------
                  Floating     S&P/Moody's
Principal         Rate (b)     Ratings
Amount            (unaudited)  (unaudited)                                                   Value
--------------------------------------------------------------------------------------------------------
                                             HOUSEHOLD & PERSONAL PRODUCTS -- 2.1%
                                             Household Products -- 1.6%
 $    249,361       4.760         BB/B1      Central Garden & Pet Co., New Tranche B
                                             Loan, 9/30/12                                   $   167,695
      423,269       5.762        BB-/Ba3     Yankee Candle Co., Term Loan, 2/6/14                285,707
                                                                                             -----------
                                                                                             $   453,402
--------------------------------------------------------------------------------------------------------
                                             Personal Products -- 0.5%
      198,489       5.118       BB-/Baa3     Brickman Group Holdings, Inc., Tranche B
                                             Term Loan, 1/23/14                              $   155,814
                                                                                             -----------
                                             Total Household & Personal Products             $   609,216
--------------------------------------------------------------------------------------------------------
                                             HEALTH CARE EQUIPMENT & SERVICES -- 10.7%
                                             Health Care Equipment -- 0.9%
       35,011       6.750         NR/NR      Fresenius SE, Tranche B2 Term Loan,
                                             8/20/14                                         $    32,735
      246,859       6.310         BB/NR      Talecris Biotherapeutics, Inc., First Lien
                                             Term Loan, 12/6/13                                  220,322
                                                                                             -----------
                                                                                             $   253,057
--------------------------------------------------------------------------------------------------------
                                             Health Care Facilities -- 5.5%
      453,663       5.63755      BB-/Ba3     CHS/Community Health Systems, Inc.,
                                             Funded Term Loan, 7/25/14                       $   364,689
      298,481       6.012        BB+/Ba2     HCA, Inc., Tranche B Term Loan, 11/7/13             247,068
      491,769       4.796        B+/Ba3      Psychiatric Solutions, Inc., Term Loan,
                                             7/2/12                                              403,865
       80,460       5.704        B+/Ba2      Sun Healthcare, Group, Inc., Synthetic LC
                                             Loan, 4/12/14                                        58,333
      354,491       5.54125      B+/Ba2      Sun Healthcare, Group, Inc., Term Loan,
                                             4/12/14                                             257,006
       48,708       5.402        B+/Ba2      Sun Healthcare, Group, Inc., Delayed Draw
                                             Loan, 4/19/14                                        35,313
       55,069       5.620         B/Ba3      United Surgical Partners International, Inc.,
                                             Delayed Draw Loan, 4/21/14                           36,897
      241,706       5.888         B/Ba3      United Surgical Partners International, Inc.,
                                             Tranche B Term Loan, 4/19/14                        161,943
                                                                                             -----------
                                                                                             $ 1,565,114
--------------------------------------------------------------------------------------------------------
                                             Health Care Services -- 2.7%
      297,865       6.012        BB-/Ba3     Catalent Pharma Solutions, Inc., Dollar
                                             Term Loan, 4/10/14                              $   192,868
       64,989       6.750       BBB-/Baa2    Fresenius SE, Tranche B1 Term Loan,
                                             8/22/14                                              60,765
      244,856       5.180        B+/Ba3      Hanger Orthopedic Group, Inc., Tranche B
                                             Term Loan, 5/26/13                                  192,212
      385,171       5.985        BB-/Ba3     Healthsouth Corp., Term Loan, 3/10/13               320,066
                                                                                             -----------
                                                                                             $   765,911
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    21

-----------------------------------------------------------------------------------------------------
                  Floating     S&P/Moody's
Principal         Rate (b)     Ratings
Amount            (unaudited)  (unaudited)                                                Value
-----------------------------------------------------------------------------------------------------
                                             Health Care Supplies -- 1.6%
 $    119,100        7.012       BB-/B1      Bausch & Lomb, Inc., Parent Term Loan,
                                             4/24/15                                      $    96,669
       18,000        4.707       BB-/B1      Bausch & Lomb, Inc., Delayed Draw Loan,
                                             4/24/15                                           14,610
      493,750        5.491        BB/B1      IM US Holdings LLC, First Term Loan,
                                             6/26/14                                          364,552
                                                                                          -----------
                                                                                          $   475,831
                                                                                          -----------
                                             Total Health Care Equipment & Services       $ 3,059,913
-----------------------------------------------------------------------------------------------------
                                             PHARMACEUTICALS & BIOTECHNOLOGY -- 1.2%
                                             Life Sciences Tools & Services -- 0.5%
      150,000        0.000       NR/Baa3     Invitrogen Corp., Term Loan B, 6/11/16       $   140,063
-----------------------------------------------------------------------------------------------------
                                             Pharmaceuticals -- 0.7%
      248,125        6.624       BBB-/B1     Mylan Laboratories, Inc., U.S. Tranche B
                                             Loan, 10/1/14                                $   214,229
                                                                                          -----------
                                             Total Pharmaceuticals & Biotechnology        $   354,292
-----------------------------------------------------------------------------------------------------
                                             DIVERSIFIED FINANCIALS -- 4.4%
                                             Consumer Finance -- 0.6%
      142,253        6.520       BB-/B2      Dollar Financial Corp., Canadian Loan,
                                             10/30/12                                     $   110,246
      104,598        6.520       BB-/B2      Dollar Financial Corp., Delayed Draw Loan,
                                             10/30/12                                          81,063
                                                                                          -----------
                                                                                          $   191,309
-----------------------------------------------------------------------------------------------------
                                             Investment Banking & Brokerage -- 0.9%
      297,750        5.310      BBB-/Ba2     MSCI, Inc., Term B Loan, 11/15/12            $   251,599
-----------------------------------------------------------------------------------------------------
                                             Diversified Financial Services -- 1.4%
      248,750        4.551       BB/Ba2      Metavante Corp., Term Loan, 11/1/14          $   203,975
      200,000        8.576       NR/Ba3      SRAM LLC, Term Loan, 9/15/14                     185,000
                                                                                          -----------
                                                                                          $   388,975
-----------------------------------------------------------------------------------------------------
                                             Specialized Finance -- 1.5%
      488,597        7.415       BB-/Ba3     Collect Acquisition Corp., Term B Advance
                                             Loan, 5/15/13                                $   421,415
                                                                                          -----------
                                             Total Diversified Financials                 $ 1,253,298
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


22    Pioneer Floating Rate Fund | Annual Report | 10/31/08

---------------------------------------------------------------------------------------------------
                   Floating     S&P/Moody's
Principal          Rate (b)     Ratings
Amount            (unaudited)  (unaudited)                                              Value
---------------------------------------------------------------------------------------------------
                                             INSURANCE -- 4.2%
                                             Insurance Brokers -- 3.0%
 $    247,500        6.762        B-/B3      Alliant Holdings I, Inc., Term Loan,
                                             8/21/14                                    $   170,775
       90,668        6.262        B+/B3      HUB International Holdings Ltd., Delayed
                                             Draw Loan, 6/13/14                              62,561
      403,391        6.262        B+/B3      HUB International Holdings Ltd., Initial
                                             Term Loan, 6/13/14                             278,339
      493,750        6.520        B/B2       USI Holdings Corp., Tranche B Term Loan,
                                             5/7/14                                         345,625
                                                                                        -----------
                                                                                        $   857,300
---------------------------------------------------------------------------------------------------
                                             Multi-Line Insurance -- 1.2%
      493,750        5.617        B-/B2      AMWINS Group, Inc., Initial Term Loan,
                                             6/11/13                                    $   360,438
                                                                                        -----------
                                             Total Insurance                            $ 1,217,738
---------------------------------------------------------------------------------------------------
                                             SOFTWARE & SERVICES -- 4.4%
                                             Application Software -- 0.3%
      124,046        5.370        B/Ba3      Nuance Communications, Inc., Term Loan,
                                             3/13/31                                    $    93,448
---------------------------------------------------------------------------------------------------
                                             Internet Software & Services -- 1.0%
      300,000        9.045        B+/B1      Web Service Co., Term Loan, 8/28/14        $   277,500
---------------------------------------------------------------------------------------------------
                                             IT Consulting & Other Services -- 1.3%
      491,250        4.553       BB/Ba3      SunGard Data Systems, Inc., New U.S.
                                             Term Loan, 2/12/14                         $   378,613
---------------------------------------------------------------------------------------------------
                                             Systems Software -- 1.8%
      187,031        7.480       B+/Ba2      Macrovision Solutions Corp., Term Loan,
                                             L+3.75% 5/2/13                             $   170,198
      482,341        4.820       BB/Ba3      Vangent, Inc., Term Loan, 2/14/13              352,109
                                                                                        -----------
                                                                                        $   522,307
                                                                                        -----------
                                             Total Software & Services                  $ 1,271,868
---------------------------------------------------------------------------------------------------
                                             TECHNOLOGY HARDWARE & EQUIPMENT -- 5.2%
                                             Communications Equipment -- 0.8%
      298,496        6.205       BB-/Ba3     Commscope, Inc., Term B Loan,
                                             12/26/14                                   $   229,842
---------------------------------------------------------------------------------------------------
                                             Electronic Equipment & Instruments -- 2.9%
      302,500        6.701       BB/Ba2      Huawei-3Com Co., Ltd., Tranche B Term
                                             Loan, 9/28/12                              $   260,150
      311,731        4.870       BB-/Ba3     Itron, Inc., Dollar Term Loan, 4/18/14         257,178
      100,000        7.500       BB-/Ba3     L-1 Identity Solutions, Inc., Term Loan,
                                             7/31/13                                         89,250
      247,500        7.370        B/B3       Scitor Corp., Term Loan, 9/28/14               219,038
                                                                                        -----------
                                                                                        $   825,616
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    23

------------------------------------------------------------------------------------------------------
                 Floating     S&P/Moody's
Principal        Rate (b)     Ratings
Amount           (unaudited)  (unaudited)                                                   Value
------------------------------------------------------------------------------------------------------
                                             Electronic Manufacturing Services -- 1.5%
 $    552,577       5.059        BB+/Ba3     Baldor Electric Co., Term Loan, 1/31/14        $  450,120
                                                                                            ----------
                                             Total Technology Hardware & Equipment          $1,505,578
------------------------------------------------------------------------------------------------------
                                             SEMICONDUCTORS -- 1.2%
                                             Semiconductors -- 1.2%
      485,032       5.470         BB/NR      Freescale Semiconductor, Inc., Term Loan,
                                             12/2/13                                        $  331,843
                                                                                            ----------
                                             Total Semiconductors                           $  331,843
------------------------------------------------------------------------------------------------------
                                             TELECOMMUNICATION SERVICES -- 4.8%
                                             Alternative Carriers -- 0.5%
      241,943       5.618        B/Caa1      PAETEC Holding Corp., Replacement Loan,
                                             2/28/13                                        $  160,892
------------------------------------------------------------------------------------------------------
                                             Integrated Telecommunication Services -- 0.7%
       19,633       6.594         B+/B2      Telesat Canada, U.S. Term II Loan,
                                             10/24/14                                       $   15,035
      228,588       6.344         B+/B2      Telesat Canada, U.S. Term I Loan,
                                             10/24/14                                          175,060
                                                                                            ----------
                                                                                            $  190,095
------------------------------------------------------------------------------------------------------
                                             Wireless Telecommunication Services -- 3.6%
      298,492       5.316        BB-/Ba3     Alltel Communications, Inc., Initial Tranche
                                             B-2 Term Loan, 5/15/15                         $  284,911
      150,000       0.000        BB-/Ba2     Centennial Cellular Corp., New Term Loan,
                                             2/9/11                                            129,000
      246,843       7.262        B-/Ba2      Cricket Communications, Inc., Term B
                                             Loan, 6/16/13                                     210,346
      246,851       5.375         B+/NR      MetroPCS Wireless, Inc., New Tranche B
                                             Loan, 11/4/13                                     204,948
      237,374       6.26188      BB-/Ba2     Stratos Global Corp., Term B Facility,
                                             2/13/12                                           195,833
                                                                                            ----------
                                                                                            $1,025,038
                                                                                            ----------
                                             Total Telecommunication Services               $1,376,025
------------------------------------------------------------------------------------------------------
                                             UTILITIES -- 5.8%
                                             Electric Utilities -- 0.7%
      247,500       6.659       BBB-/Ba1     Texas Competitive Electric Holdings Co.,
                                             LLC, Initial Tranche B-2 Term Loan,
                                             10/10/14                                       $  194,150
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


24    Pioneer Floating Rate Fund | Annual Report | 10/31/08

---------------------------------------------------------------------------------------------------
                   Floating     S&P/Moody's
Principal          Rate (b)     Ratings
Amount             (unaudited)  (unaudited)                                             Value
---------------------------------------------------------------------------------------------------
                                             Independent Power Producer &
                                             Energy Traders -- 4.3%
 $    889,046        4.810        B+/B2      Mach Gen LLC, Term B Loan, 2/22/14         $   826,813
       93,750        5.762        B+/B2      Mach Gen LLC, Synthetic L/C Loan,
                                             2/8/14                                          87,188
      119,502        5.262       BB/Ba1      NRG Energy, Inc., Credit-Linked Loan,
                                             2/1/13                                         104,066
      243,241        5.262       BB/Ba1      NRG Energy, Inc., Term Loan, 2/1/13            211,823
                                                                                        -----------
                                                                                        $ 1,229,890
---------------------------------------------------------------------------------------------------
                                             Multi-Utilities -- 0.8%
      289,500        7.708       BB/Ba2      Goodman Global, Inc., Term Loan, 2/8/14    $   236,666
                                                                                        -----------
                                             Total Utilities                            $ 1,660,706
---------------------------------------------------------------------------------------------------
                                             TOTAL SENIOR FLOATING RATE
                                             LOAN INTERESTS
                                             (Cost $33,223,338)                         $25,768,889
---------------------------------------------------------------------------------------------------
 Shares
---------------------------------------------------------------------------------------------------
                                             PREFERRED STOCK -- 0.2%
                                             Diversified Financials -- 0.2%
                                             Diversified Financial Services -- 0.2%
          100                                Bank of America Corp., 7.25%, 12/31/49     $    70,000
                                                                                        -----------
                                             Total Diversified Financials               $    70,000
---------------------------------------------------------------------------------------------------
                                             TOTAL PREFERRED STOCK
                                             (Cost $81,468)                             $    70,000
---------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENT IN SECURITIES -- 96.8%
                                             (Cost $35,677,889)(a)                      $27,742,213
---------------------------------------------------------------------------------------------------
                                             OTHER ASSETS AND LIABILITIES -- 3.2%       $   918,658
---------------------------------------------------------------------------------------------------
                                             TOTAL NET ASSETS -- 100.0%                 $28,660,871
===================================================================================================

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2008, the value of these securities amounted to $455,000 or 1.6% of total net assets.

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

NR     Not rated.

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    25

Schedule of Investments | 10/31/08

(a) At October 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $35,705,289 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an
           excess of value over tax cost                                             $     9,891
         Aggregate gross unrealized loss for all investments in which there is an
           excess of tax cost over value                                              (7,972,967)
                                                                                     -----------
         Net unrealized loss                                                         $(7,963,076)
                                                                                     ===========

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)    Security is fair valued (See Note A).

(d)    Security is in default and is non-income producing.


Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2008 aggregated $13,505,287 and $9,299,449, respectively.


26    Pioneer Floating Rate Fund | Annual Report | 10/31/08

Statement of Assets and Liabilities | 10/31/08


ASSETS:
  Investment in securities, at value (cost $35,677,889)     $27,742,213
  Cash                                                        1,791,463
  Receivables --
   Fund shares sold                                               4,000
   Interest                                                     203,704
   Due from Pioneer Investment Management, Inc.                   9,803
  Other                                                          16,442
-----------------------------------------------------------------------
     Total assets                                           $29,767,625
-----------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                          $   922,751
   Fund shares repurchased                                        3,236
   Dividends                                                      6,188
  Due to affiliates                                               1,645
  Unrealized depreciation on unfunded corporate loans           103,700
  Accrued expenses                                               69,234
-----------------------------------------------------------------------
     Total liabilities                                      $ 1,106,754
-----------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                           $37,711,997
  Undistributed net investment income                            28,128
  Accumulated net realized loss on investments               (1,039,878)
  Net unrealized loss on investments                         (8,039,376)
-----------------------------------------------------------------------
     Total net assets                                       $28,660,871
-----------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $9,129,809/1,619,644 shares)            $      5.64
  Class C (based on $9,039,639/1,605,082 shares)            $      5.63
  Class Y (based on $10,491,423/1,861,223 shares)           $      5.64
MAXIMUM OFFERING PRICE:
  Class A ($5.64 [divided by] 95.5%)                        $      5.91
-----------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    27

Statement of Operations

For the Year Ended 10/31/08

INVESTMENT INCOME:
  Dividends                                                      $      1,813
  Interest                                                          2,258,013
------------------------------------------------------------------------------------------------
     Total investment income                                                        $  2,259,826
------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                $    195,675
  Transfer agent fees and expenses
   Class A                                                              2,841
   Class C                                                              3,374
   Class Y                                                                314
  Distribution fees
   Class A                                                             12,011
   Class C                                                            107,251
  Administrative fees                                                   7,338
  Custodian fees                                                       44,001
  Registration fees                                                    56,207
  Professional fees                                                    66,972
  Printing expense                                                     25,426
  Fees and expenses of nonaffiliated trustees                           7,168
  Miscellaneous                                                         8,735
------------------------------------------------------------------------------------------------
     Total expenses                                                                 $    537,313
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                               (84,869)
     Less fees paid indirectly                                                               (97)
------------------------------------------------------------------------------------------------
     Net expenses                                                                   $    452,347
------------------------------------------------------------------------------------------------
       Net investment income                                                        $  1,807,479
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments:                                                 $   (881,728)
------------------------------------------------------------------------------------------------
  Change in net unrealized loss on:
   Investments                                                   $ (7,039,774)
   Unfunded corporate loans                                           (81,178)      $ (7,120,952)
------------------------------------------------------------------------------------------------
  Net loss on investments                                                           $ (8,002,680)
------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                              $ (6,195,201)
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


28    Pioneer Floating Rate Fund | Annual Report | 10/31/08

Statements of Changes in Net Assets

For the Year Ended 10/31/08 and the period from 2/14/07 (Commencement of Operations) to 10/31/07

-------------------------------------------------------------------------------------------
                                                                             2/14/07
                                                                             (Commencement
                                                           Year Ended        of Operations)
                                                           10/31/08          to 10/31/07
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                      $ 1,807,479       $ 1,327,143
Net realized loss on investments                              (881,728)         (129,361)
Change in net unrealized loss on investments                (7,120,952)         (918,424)
-------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                            $(6,195,201)      $   279,358
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.43 and $0.30 per share, respectively)       $  (665,476)      $  (448,599)
   Class C ($0.37 and $0.26 per share, respectively)          (578,010)         (370,584)
   Class Y ($0.43 and $0.30 per share, respectively)          (701,747)         (401,916)
-------------------------------------------------------------------------------------------
     Total distributions to shareowners                    $(1,945,233)      $(1,221,099)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 5,440,990       $ 4,772,696
Reinvestment of distributions                                1,867,710            30,118
Cost of shares repurchased                                  (2,412,177)       (1,956,291)
-------------------------------------------------------------------------------------------
   Net increase in net assets resulting from
     Fund share transactions                               $ 4,896,523       $ 2,846,523
-------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                   $(3,243,911)      $ 1,904,782
NET ASSETS:
Beginning of period                                         31,904,782        30,000,000
-------------------------------------------------------------------------------------------
End of period                                              $28,660,871       $31,904,782
-------------------------------------------------------------------------------------------
Undistributed net investment income                        $    28,128       $   140,079
-------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    29

-------------------------------------------------------------------------------------------------
                                    '08 Shares       '08 Amount       '07 Shares       '07 Amount
-------------------------------------------------------------------------------------------------
Class A
Shares sold                           194,199      $1,355,168           400,858      $3,007,472
Reinvestment of distributions          93,806         631,994             2,601          19,094
Less shares repurchased              (205,898)     (1,421,412)         (199,255)     (1,456,433)
-------------------------------------------------------------------------------------------------
   Net increase                        82,107      $  565,750           204,204      $1,570,133
-------------------------------------------------------------------------------------------------
Class C
Shares sold                           158,311      $1,096,540           233,308      $1,733,612
Reinvestment of distributions          80,117         540,519             1,506          11,024
Less shares repurchased              (136,741)       (907,064)          (64,752)       (471,025)
-------------------------------------------------------------------------------------------------
   Net increase                       101,687      $  729,995           170,062      $1,273,611
-------------------------------------------------------------------------------------------------
Class Y
Shares sold                           437,092      $2,989,282             4,508      $   31,612
Reinvestment of distributions         103,477         695,197                --              --
Less shares repurchased               (13,249)        (83,701)           (3,939)        (28,833)
-------------------------------------------------------------------------------------------------
   Net increase                       527,320      $3,600,778               569      $    2,779
-------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


30    Pioneer Floating Rate Fund | Annual Report | 10/31/08

Financial Highlights


---------------------------------------------------------------------------------------------
                                                                  Year            2/14/07 (a)
                                                                  Ended           to
                                                                  10/31/08        10/31/07
---------------------------------------------------------------------------------------------
 Class A
 Net asset value, beginning of period                             $   7.29         $  7.50
---------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                           $   0.40         $  0.32
  Net realized and unrealized loss on investments                   ( 1.62)           (0.23)
---------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from investment
      operations                                                  $  (1.22)        $  0.09
 Distributions to shareowners:
  Net investment income                                           $  (0.43)        $  (0.30)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $   5.64         $  7.29
---------------------------------------------------------------------------------------------
 Total return*                                                      (17.57)%          1.21  %(b)
 Ratio of net expenses to average net assets+                         1.10%            1.10%**
 Ratio of net investment income to average net assets+                5.85%            6.31%**
 Portfolio turnover rate                                                30%              49%(b)
 Net assets, end of period (in thousands)                         $  9,130        $  11,216
 Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        1.40%            1.47%**
  Net investment income                                               5.55%            5.94%**
 Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                        1.10%            1.10%**
  Net investment income                                               5.85%            6.31%**
---------------------------------------------------------------------------------------------

(a) Class A shares were first publicly offered on February 14, 2007. * Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    31

----------------------------------------------------------------------------------------------
                                                                  Year             2/14/07 (a)
                                                                  Ended            to
                                                                  10/31/08         10/31/07
----------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period                             $   7.29        $   7.50
----------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                           $   0.34        $   0.28
  Net realized and unrealized loss on investments                    (1.63)          (0.23)
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from investment
      operations                                                  $  (1.29)       $   0.05
 Distributions to shareowners:
  Net investment income                                           $  (0.37)       $  (0.26)
----------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $   5.63        $   7.29
----------------------------------------------------------------------------------------------
 Total return*                                                      (18.46)%          0.70%(b)
 Ratio of net expenses to average net assets+                         2.00%           2.00%**
 Ratio of net investment income to average net assets+                4.96%           5.38%**
 Portfolio turnover rate                                                30%             49%(b)
 Net assets, end of period (in thousands)                         $  9,040        $ 10,959
 Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        2.30%           2.32%**
  Net investment income                                               4.66%           5.06%**
 Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                        2.00%           2.00%**
  Net investment income                                               4.96%           5.38%**
----------------------------------------------------------------------------------------------

(a) Class C shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


32    Pioneer Floating Rate Fund | Annual Report | 10/31/08

----------------------------------------------------------------------------------------------
                                                                  Year             2/14/07 (a)
                                                                  Ended            to
                                                                  10/31/08         10/31/07
----------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                             $   7.29        $   7.50
----------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                           $   0.40        $   0.33
  Net realized and unrealized loss on investments                    (1.62)          (0.24)
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from investment
      operations                                                  $  (1.22)       $   0.09
 Distributions to shareowners:
  Net investment income                                           $  (0.43)       $  (0.30)
----------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $   5.64        $   7.29
----------------------------------------------------------------------------------------------
 Total return*                                                      (17.53)%          1.24%(b)
 Ratio of net expenses to average net assets+                         1.08%           1.11%**
 Ratio of net investment income to average net assets+                5.82%           6.27%**
 Portfolio turnover rate                                                30%             49%(b)
 Net assets, end of period (in thousands)                         $ 10,491        $  9,730
 Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        1.27%           1.32%**
  Net investment income                                               5.63%           6.06%**
 Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                        1.08%           1.11%**
  Net investment income                                               5.82%           6.27%**
----------------------------------------------------------------------------------------------

(a) Class Y shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    33

Notes to Financial Statements | 10/31/08

1. Organization and Significant Accounting Policies

Pioneer Floating Rate Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified series of Pioneer Series Trust VI, an open-end management investment company. The investment objective of the Fund is to produce a high level of current income.

The Trustees have authorized the issuance of three classes of shares designated as Class A, Class C, and Class Y shares. Class A, Class C and Class Y shares were first publicly offered on February 14, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund invests in below investment grade debt securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund's investments in foreign markets or countries with limited developing markets may also subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. The Fund's prospectuses (unaudited) contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


34    Pioneer Floating Rate Fund | Annual Report | 10/31/08

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. Senior loans are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Senior Loans for which no reliable price quotes are available, such Senior Loans will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations. Fixed-income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities or loans for which quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees and may include yield equivalents or a pricing matrix. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. At October 31, 2008, one security has been fair valued, which represents 0.7% of net assets. Temporary cash investments are valued at cost, which approximates market value.

   Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    35

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At October 31, 2008 the Fund had a net capital loss carryforward of $1,039,878 of which the following amounts will expire between 2015 and 2016 if not utilized; $132,347 in 2015 and $907,531 in 2016.

   At October 31, 2008, the Fund has reclassified $25,803 to increase undistributed net investment income and $25,803 to increase accumulated net realized loss on investments, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis

   The tax character of distributions paid during the year ended October 31, 2008 and the period ended October 31, 2007 was as follows:


--------------------------------------------------------
                                   2008             2007
--------------------------------------------------------
Distributions paid from:
Ordinary Income              $1,945,233       $1,221,099
--------------------------------------------------------
   Total                     $1,945,233       $1,221,099
--------------------------------------------------------

  The following shows the components of distributable earnings on a federal income tax basis at October 31, 2008:


--------------------------------------------------
                                              2008
--------------------------------------------------
Distributable earnings:
Undistributed ordinary income        $     61,716
Dividends payable                          (6,188)
Capital loss carryforward              (1,039,878)
Unrealized depreciation                (8,066,776)
--------------------------------------------------
   Total                               (9,051,126)
--------------------------------------------------

   The difference between book basis and tax basis unrealized depreciation is attributable to the tax treatment of premium, interest on defaulted bonds, and adjustments relating to catastrophe bonds.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A (UniCredit), earned $168 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2008.


36    Pioneer Floating Rate Fund | Annual Report | 10/31/08

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (See
   Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
   3).

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or sub custodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets and 0.55% on average daily net assets over $500 million. For the year ended October 31, 2008, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.41% of the Fund's average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.10% and 2.00% of the Fund's average daily net assets attributable


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    37
to Class A shares and Class C shares, respectively. These expense limitations are in effect through March 1, 2012 for Class A shares and through March 1, 2010 for Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $489 management fees, administrative costs and certain other services payable to PIM at October 31, 2008.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $849 in transfer agent fees payable to PIMSS at October 31, 2008.


4. Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A and Class C shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Plan, the Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. For the period from November 1, 2007 through January 31, 2008, PFD was reimbursed under the Plan of Distribution for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $307 in distribution fees payable to PFD at October 31, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2008, no CDSCs were paid to PFD.


38    Pioneer Floating Rate Fund | Annual Report | 10/31/08

5. Expense Offset and Agreements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2008, the Fund's expenses were reduced by $97 under such arrangements.


6. Unfunded Loan Commitments

As of October 31, 2008, the Fund had unfunded loan commitments of approximately $321,429 (excluding unrealized depreciation on those commitments of $103,700 as of October 31, 2008), which could be extended at the option of the borrower pursuant to the following loan agreements:


---------------------------------------------------------------------------------
                                                                        Unfunded
Borrower                                                               Commitment
---------------------------------------------------------------------------------
Bausch & Lomb, Inc., Delayed Draw Term Loan                             $ 12,000
CHS/Community Health Systems, Inc., Delayed Draw Term Loan              $ 23,202
Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan                    $166,667
Interline Brands, Inc. -- Delayed Draw Term Loan                        $117,563
United Surgical Partners International, Inc., Delayed Draw Term Loan    $  1,997

7. New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Series Trust VI and the Shareowners
of Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Floating Rate Fund (the "Fund") (one of the portfolios constituting Pioneer Series Trust VI), including the schedule of investments, as of October 31, 2008, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian, brokers and agent banks or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Floating Rate Fund at October 31, 2008, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 19, 2008

40    Pioneer Floating Rate Fund | Annual Report | 10/31/08

ADDITIONAL INFORMATION (unaudited)

The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short term gains were 79.50% and 4.24%, respectively.


Results of Shareholder Meeting (unaudited)

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:


-----------------------------------------------------------------------------------
                                                                        Broker
                                   For             Withhold   Abstain   Non-Votes
-----------------------------------------------------------------------------------
 Proposal 1 -- To elect Trustees
  John F. Cogan, Jr.               4,719,431.362   0.000      0.000           0.000
  Daniel K. Kingsbury              4,719,431.362   0.000      0.000           0.000
  David R. Bock                    4,719,431.362   0.000      0.000           0.000
  Mary K. Bush                     4,719,431.362   0.000      0.000           0.000
  Benjamin M. Friedman             4,719,431.362   0.000      0.000           0.000
  Margaret B.W. Graham             4,719,431.362   0.000      0.000           0.000
  Thomas J. Perna                  4,719,431.362   0.000      0.000           0.000
  Marguerite A. Piret              4,719,431.362   0.000      0.000           0.000
  Stephen K. West                  4,719,431.362   0.000      0.000           0.000
  John Winthrop                    4,719,431.362   0.000      0.000           0.000


-----------------------------------------------------------------------------------
                                                                        Broker
                                   For             Against    Abstain   Non-Votes
-----------------------------------------------------------------------------------
 Proposal 2 -- To approve an
 amendment to the
 Declaration of Trust              4,439,501.362   0.000      0.000     279,930.000


-----------------------------------------------------------------------------------
                                                                        Broker
                                   For             Against    Abstain   Non-Votes
-----------------------------------------------------------------------------------
 Proposal 3A -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to borrowing
 money                             4,439,501.362   0.000      0.000     279,930.000
 Proposal 3B -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 underwriting                      4,439,501.362   0.000      0.000     279,930.000
 Proposal 3C -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to lending        4,439,501.362   0.000      0.000     279,930.000
 Proposal 3D -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to issuing
 senior securities                 4,439,501.362   0.000      0.000     279,930.000

                       Pioneer Floating Rate Fund | Annual Report | 10/31/08  41

-----------------------------------------------------------------------------------
                                                                        Broker
                                   For             Against    Abstain   Non-Votes
-----------------------------------------------------------------------------------
 Proposal 3E -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to real estate    4,439,501.362   0.000      0.000     279,930.000
 Proposal 3F -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 commodities                       4,439,501.362   0.000      0.000     279,930.000
 Proposal 3G -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 concentration                     4,439,501.362   0.000      0.000     279,930.000
 Proposal 3I -- To approve
 the conversion of the Fund's
 investment objective from
 fundamental to non-
 fundamental                       4,439,501.362   0.000      0.000     279,930.000


-----------------------------------------------------------------------------------
                                                                      Broker
                                   For             Against    Abstain   Non-Votes
-----------------------------------------------------------------------------------
 Proposal 4 -- To approve an
 Amended and Restated
 Management Agreement
 with PIM                          4,439,501.362   0.000      0.000     279,930.000
 Proposal 5 -- To approve a
 policy allowing appointment
 of unaffiliated sub-advisors
 and amendments to sub-
 advisory agreements without
 shareholder approval              4,439,501.362   0.000      0.000     279,930.000


42    Pioneer Floating Rate Fund | Annual Report | 10/31/08

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine whether to approve the investment advisory agreement for the Fund. In connection with their approval of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 14, 2006, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the investment advisory agreement for the Fund.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    43
reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
In considering the amended and restated investment advisory agreement, the Trustees noted that the Fund had only recently commenced operations. The Trustees considered the performance results of the Fund provided at regular Board meetings, as well as the performance results provided at regular Board meetings for other Pioneer Funds with similar investment objectives and strategies to the Fund. The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's asset weighted management fee would rank below the median management fees paid by other funds in its peer group Morningstar category. The Trustees also considered the Fund's expense ratio,


44    Pioneer Floating Rate Fund | Annual Report | 10/31/08
and considered the contractual expense limitation agreed to by PIM with respect to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees did not consider PIM's profitability with respect to the management of the Fund in approving the investment advisory agreement because the Fund had only recently commenced operations and profitability information was not available.

Economies of Scale
The Trustees considered the potential economies of scale with respect to the management of the Fund. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/08    45

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. West) serves as a Trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as Trustee of 33 of the 76 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


46    Pioneer Floating Rate Fund | Annual Report | 10/31/08

Interested Trustees

--------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (82)*    Chairman of the Board,   Trustee since 2006.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
Daniel K. Kingsbury (50)*   Trustee and Executive    Trustee since March
                            Vice President           2007. Serves until a
                                                     successor trustee is
                                                     elected or earlier retire-
                                                     ment or removal.

--------------------------------------------------------------------------------------------------------------------
                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
--------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (82)*    Deputy Chairman and a Director of Pioneer Global Asset Man-         None
                            agement S.p.A. ("PGAM"); Non-Executive Chairman and a Direc-
                            tor of Pioneer Investment Management USA Inc. ("PIM-USA");
                            Chairman and a Director of Pioneer; Chairman and Director of
                            Pioneer Institutional Asset Management, Inc. (since 2006);
                            Director of Pioneer Alternative Investment Management Limited
                            (Dublin); President and a Director of Pioneer Alternative Invest-
                            ment Management (Bermuda) Limited and affiliated funds;
                            Director of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003); Director of Cole Management Inc. (since 2004); Director of Fiduciary
                            Counseling, Inc.; President and Director of Pioneer Funds Dis-
                            tributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
--------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Director, CEO and President of Pioneer Investment Management        None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Direc-
                            tor of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset Man-
                            agement S.p.A. (2000 - 2007)
--------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.



                       Pioneer Floating Rate Fund | Annual Report | 10/31/08  47

Independent Trustees

-------------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
-------------------------------------------------------------------
David R. Bock (64)   Trustee          Trustee since 2006.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
-------------------------------------------------------------------
Mary K. Bush (60)    Trustee          Trustee since 2006.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
-------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships
Name and Age         Principal Occupation During Past Five Years                          Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------
David R. Bock (64)   Executive Vice President and Chief Financial Officer, I-trax, Inc.   Director of Enterprise Com-
                     (publicly traded health care services company) (2004 - 2007);        munity Investment, Inc.
                     Partner, Federal City Capital Advisors (boutique merchant bank)      (privately-held affordable
                     (1997 to 2004 and 2008 - present); and Executive Vice Presi-         housing finance company);
                     dent and Chief Financial Officer, Pedestal Inc. (internet-based      and Director of New York
                     mortgage trading company) (2000 - 2002)                              Mortgage Trust (publicly
                                                                                          traded mortgage REIT)
-----------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)    President, Bush International, LLC (international financial advi-    Director of Marriott Interna-
                     sory firm)                                                           tional, Inc., Director of Dis-
                                                                                          cover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company);
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and intel-
                                                                                          ligence technology firm);
                                                                                          and Member, Board of Gov-
                                                                                          ernors, Investment Com-
                                                                                          pany Institute
-----------------------------------------------------------------------------------------------------------------------

48  Pioneer Floating Rate Fund | Annual Report | 10/31/08

-------------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
-------------------------------------------------------------------------
Benjamin M. Friedman (64)   Trustee         Trustee since May,
                                            2008. Serves until a
                                            successor trustee is
                                            elected or earlier retire-
                                            ment or removal.
-------------------------------------------------------------------------
Margaret B.W. Graham (61)   Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
-------------------------------------------------------------------------
Thomas J. Perna (58)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
-------------------------------------------------------------------------
Marguerite A. Piret (60)    Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
-------------------------------------------------------------------------
Stephen K. West (80)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
-------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
Benjamin M. Friedman (64)   Professor, Harvard University                                       Trustee, Mellon Institutional
                                                                                                Funds Investment Trust and
                                                                                                Mellon Institutional Funds
                                                                                                Master Portfolio (oversees
                                                                                                17 portfolios in fund
                                                                                                complex)
---------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Founding Director, Vice President and Corporate Secretary, The      None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
---------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (2008 - present) (tech-   None
                            nology products for securities lending industry); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
---------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)    President and Chief Executive Officer, Newbury, Piret & Company,    Director of New America
                            Inc. (investment banking firm)                                      High Income Fund, Inc.
                                                                                                (closed-end investment
                                                                                                company)
---------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                  Director, The Swiss Helvetia
                                                                                                Fund, Inc. (closed-end
                                                                                                investment company)
---------------------------------------------------------------------------------------------------------------------------------

                       Pioneer Floating Rate Fund | Annual Report | 10/31/08  49

Fund Officers

--------------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
--------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary             Since 2006. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2006. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Treasurer             Since March 2008.
                                                   Serves at the discretion
                                                   of the Board.
--------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Treasurer   Since 2006. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Gary Sullivan (50)           Assistant Treasurer   Since 2006. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation During Past Five Years                         Held by this Officer
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of Pioneer;     None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
-------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
-------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Vice President - Fund Accounting, Administration and Controller-    None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
-------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Vice President - Fund Accounting, Administration and      None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)           Fund Accounting Manager - Fund Accounting, Administration and       None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------

50  Pioneer Floating Rate Fund | Annual Report | 10/31/08

--------------------------------------------------------------------------------
                              Position Held         Length of Service
Name and Age                  with the Fund         and Term of Office
--------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Assistant Treasurer   Since 2006. Serves at
                                                    the discretion of the
                                                    Board.
--------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance      Since January 2007.
                              Officer               Serves at the discretion
                                                    of the Board.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name and Age                  Principal Occupation During Past Five Years                      Held by this Officer
------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Fund Administration Manager - Fund Accounting, Administration    None
                              and Controllership Services since June 2003 and Assistant Trea-
                              surer of all of the Pioneer Funds since September 2003; Assis-
                              tant Vice President - Mutual Fund Operations of State Street
                              Corporation from June 2002 to June 2003 (formerly Deutsche
                              Bank Asset Management)
------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer of Pioneer since December 2006 and of   None
                              all the Pioneer Funds since January 2007; Vice President and
                              Compliance Officer, MFS Investment Management (August 2005
                              to December 2006); Consultant, Fidelity Investments (February
                              2005 to July 2005); Independent Consultant (July 1997 to
                              February 2005)
------------------------------------------------------------------------------------------------------------------------


                       Pioneer Floating Rate Fund | Annual Report | 10/31/08  51

                            This page for your notes.

52    Pioneer Floating Rate Fund | Annual Report | 10/31/08

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year, on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]PIONEER
      INVESTMENTS(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com







Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2008 Pioneer Investments 21401-01-1208



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $47,500 in 2008 and $45,735 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended
October 31, 2008 and 2007.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $7,820 for 2008 and 2007, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended October 31, 2008 and 2007.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2008 and 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2008 and $7,820 in 2007.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VI


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date December 29, 2008

* Print the name and title of each signing officer under his or her signature.